Business segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2021	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,818	$3,583	$3,849	(a)	$51	$13,301	(a)
Net interest revenue (expense)	1,426	1,158	193		(159)	2,618
Total revenue (loss)	7,244	4,741	4,042	(a)	(108)	15,919	(a)
Provision for credit losses	(134)	(67)	(13)		(17)	(231)
Noninterest expense	5,852	2,676	2,825		161	11,514
Income (loss) before income taxes	$1,526	$2,132	$1,230	(a)	$(252)	$4,636	(a)
Pre-tax operating margin (b)	21%	45%	30%		N/M	29%
Average assets	$228,915	$145,123	$30,980		$47,214	$452,232
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2020	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,678	$3,578	$3,495	(a)	$71	$12,822	(a)
Net interest revenue (expense)	1,697	1,228	197		(145)	2,977
Total revenue (loss)	7,375	4,806	3,692	(a)	(74)	15,799	(a)
Provision for credit losses	215	100	20		1	336
Noninterest expense	5,556	2,614	2,701		133	11,004
Income (loss) before income taxes	$1,604	$2,092	$971	(a)	$(208)	$4,459	(a)
Pre-tax operating margin (b)	22%	44%	26%		N/M	28%
Average assets	$202,761	$123,554	$30,459		$56,544	$413,318
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $9 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2019	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,461	$3,465	$3,485	(a)	$837	$13,248	(a)
Net interest revenue (expense)	1,896	1,230	222		(160)	3,188
Total revenue	7,357	4,695	3,707	(a)	677	16,436	(a)
Provision for credit losses	(11)	(5)	(1)		(8)	(25)
Noninterest expense	5,457	2,639	2,647		157	10,900
Income before income taxes	$1,911	$2,061	$1,061	(a)	$528	$5,561	(a)
Pre-tax operating margin (b)	26%	44%	29%		N/M	34%
Average assets	$167,057	$95,932	$29,479		$53,487	$345,955
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $26 million.
(b)    Income before taxes divided by total revenue.
N/M – Not meaningful.